Other Balance Sheet Components - Summary of Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components [Abstract]
Technology and other prepaid contracts	$ 744	$ 767
Prepaid insurance	4,430	68
Deferred contract costs	885	657
Other receivables	1,396	409
Other current assets	2,616	211
Other assets, current	$ 10,071	$ 2,112